Financial instruments and risk management - Foreign exchange on and off-balance sheet exposure (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 MXN ($) $ / $	Dec. 31, 2018 MXN ($) $ / $	Dec. 31, 2017 MXN ($) $ / $	Apr. 27, 2020 $ / $	Dec. 31, 2019 Q / $	Dec. 31, 2019 ₡ / $	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 Q / $	Dec. 31, 2018 ₡ / $	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 Q / $	Dec. 31, 2017 ₡ / $	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Assets
Cash and cash equivalents							$ 423,449,000	$ 7,979,972			$ 311,111,000	$ 5,862,942				$ 6,950,879	$ 7,071,251
Other accounts receivable, net							48,978,000	923,000				508,479				478,467
Total assets							3,358,689,000	63,295,127				56,724,683				49,952,973
Liabilities
Financial debt								4,975,969				3,523,198				3,482,714	1,994,283
Lease liabilities								40,517,045				39,565,146				32,523,704	$ 32,711,793
Suppliers							84,748,000	1,597,099				1,085,499				1,077,438
Derivative financial instruments												122,948
Total liabilities							$ 3,065,262,000	$ 57,765,444				$ 54,019,530				$ 46,127,620
Exchange rate	18.8452	19.6829	19.7354	24.6230	7.6988	573.4400	18.8452		7.7440	609.6100			7.3448	572.5600
Unrealized gains relating to the foreign currency forward contracts is included in OCI		$ 14,241
Net gains on foreign currency forward contacts	$ 4,199	$ 52,516
Net loss on foreign currency forward contract			$ 11,290
Lease liability designated as hedging forecasted revenues over the remaining lease term							$ 2,100,000,000
Hedging relationship for foreign exchange rate with non-derivative financial instruments, which represent a portion of the financial assets denominated in USD							410,000,000
Foreign exchange and off-balance sheet exposure
Assets
Cash and cash equivalents							373,099,000				279,829,000				$ 344,038,000
Other accounts receivable, net							23,620,000				10,957,000				13,105,000
Guarantee deposits							437,499,000				362,149,000				377,485,000
Derivative financial instruments							7,088,000				3,172,000				25,204,000
Total assets							841,306,000				656,107,000				759,832,000
Liabilities
Financial debt							176,927,000				155,455,000				128,296,000
Lease liabilities							2,263,849,000				2,099,218,000				1,727,890,000
Suppliers							76,471,000				51,012,000				53,729,000
Other taxes and fees payable							22,486,000				14,823,000				10,304,000
Derivative financial instruments											6,246,000
Total liabilities							2,539,733,000				2,326,754,000				1,920,219,000
Net foreign currency position							$ (1,698,427,000)				$ (1,670,647,000)				$ (1,160,387,000)
Aircraft rental expense | Foreign currency forward contract
Liabilities
Percentage of expense hedged		20.00%	9.00%